Credit facilities and long-term debt - Letters of Credit and Bonds Issued (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [line items]
Available facility amount	$ 254,623	$ 202,346
Letters Of Credit Facilities With Banks
Disclosure of detailed information about borrowings [line items]
Facility amount	60,000	55,000
Less letters of credit issued in support of:	11,637	12,534
Available facility amount	48,363	42,466
Letters Of Credit Facilities With Banks | Insurance programs
Disclosure of detailed information about borrowings [line items]
Less letters of credit issued in support of:	(11,302)	(12,199)
Letters Of Credit Facilities With Banks | Performance obligations
Disclosure of detailed information about borrowings [line items]
Less letters of credit issued in support of:	(100)	(100)
Letters Of Credit Facilities With Banks | Other payment obligations
Disclosure of detailed information about borrowings [line items]
Less letters of credit issued in support of:	(235)	(235)
Performance Bond Facility
Disclosure of detailed information about borrowings [line items]
Facility amount	60,000	60,000
Less letters of credit issued in support of:	18,761	35,140
Available facility amount	41,239	24,860
Performance Bond Facility | Other payment obligations
Disclosure of detailed information about borrowings [line items]
Less letters of credit issued in support of:	(10,178)	(26,557)
Performance Bond Facility | Excavation and reclamation obligations
Disclosure of detailed information about borrowings [line items]
Less letters of credit issued in support of:	(4,954)	(4,954)
Performance Bond Facility | Surety bond
Disclosure of detailed information about borrowings [line items]
Less letters of credit issued in support of:	$ (3,629)	$ (3,629)